Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2018
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,	September 30,
	2018	2018	2018
	RMB	RMB	US$

Buildings	598,832	598,360	87,123
Leasehold improvements	14,864	14,864	2,164
Machineries	167,310	184,274	26,831
Motor vehicles	18,210	18,903	2,752
Furniture, fixtures and equipment	50,940	52,479	7,641
Construction-in-progress	10,931	3,707	540
	861,087	872,587	127,051
Less: Accumulated depreciation	(308,127)	(329,136)	(47,923)
Total property, plant and equipment, net	552,960	543,451	79,128